Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Variable Series Trust II
Prospectus Date	rr_ProspectusDate	May 01, 2012
Supplement Text Block	cfst1_SupplementTextBlock
Supplement dated June 15, 2012 to the Prospectus and Statement of Additional Information dated May 1, 2012
Columbia Variable Portfolio — Diversified Equity Income Fund (the Fund)

Effective on or about June 29, 2012, the name of the Fund is changed to Columbia Variable Portfolio —Dividend Opportunity Fund. Accordingly, all references in the Fund’s prospectus and Statement of Additional Information to “Columbia Variable Portfolio — Diversified Equity Income Fund” and “Columbia VP — Diversified Equity Income Fund” are hereby replaced with “Columbia Variable Portfolio — Dividend Opportunity Fund” and “Columbia VP — Dividend Opportunity Fund,” respectively. In addition, the following changes are hereby made to the Fund’s prospectus:

The information under the caption “Principal Investment Strategies of the Fund” in the “Summary of Columbia VP — Diversified Equity Income Fund” section is hereby deleted and replaced with the following information:

The Fund’s assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The selection of dividend paying stocks is the primary decision in building the investment portfolio. The Fund can invest in companies of any size. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The information under the caption “Principal Risks of Investing in the Fund” in the “Summary of Columbia VP — Diversified Equity Income Fund” section is hereby revised to delete Value Securities Risk and to include the following:

Changing Distribution Levels Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

Preferred Stock Risk. Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include Issuer Risk and Market Risk.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Small- and Mid-Cap Company Risk. Investments in small- and mid-capitalization (small- and mid-cap) companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies.

Supplement dated June 15, 2012 to the Prospectus and Statement of Additional Information dated May 1, 2012
Columbia Variable Portfolio — Dynamic Equity Fund (the Fund)

Effective on or about August 28, 2012, the name of the Fund is changed to Columbia Variable Portfolio — Large Core Quantitative Fund. Accordingly, all references in the Fund’s prospectus and Statement of Additional Information to “Columbia Variable Portfolio — Dynamic Equity Fund” and “Columbia VP — Dynamic Equity Fund” are hereby replaced with “Columbia Variable Portfolio — Large Core Quantitative Fund” and “Columbia VP — Large Core Quantitative Fund,” respectively. In addition, the following changes are hereby made to the Fund’s prospectus:

The information under the caption “Principal Investment Strategies of the Fund” in the “Summary of Columbia VP — Dynamic Equity Fund” section is hereby deleted and replaced with the following information:

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations greater than $5 billion at the time of purchase or that are within the market capitalization range of companies in the S&P 500 Index (the Index) at the time of purchase. These equity securities generally include common stocks. The market capitalization range and composition of the Index are subject to change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager) uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs, which may increase the Fund’s expenses and adversely affect the Fund’s performance.

The Fund may invest in derivatives, such as futures contracts, for investment purposes, for risk management (hedging) purposes and to increase investment flexibility.

The information under the caption “Principal Risks of Investing in the Fund” in the “Summary of Columbia VP — Dynamic Equity Fund” section is hereby revised to delete Small- and Mid-Cap Company Risk and to include the following:

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Supplement dated June 15, 2012 to the Prospectus and Statement of Additional Information dated May 1, 2012
Columbia Variable Portfolio – Emerging Markets Opportunity Fund (the Fund)

Effective on or about August 28, 2012, the name of the Fund is changed to Columbia Variable Portfolio — Emerging Markets Fund. Accordingly, all references in the Fund’s prospectus and Statement of Additional information to “Columbia Variable Portfolio — Emerging Markets Opportunity Fund” or “Columbia VP — Emerging Markets Opportunity Fund” are hereby replaced with “Columbia Variable Portfolio — Emerging Markets Fund” and “Columbia VP — Emerging Markets Fund,” respectively. In addition, all of the following changes are hereby made to the Fund’s prospectus effective as if such date:

The information under the caption “Principal Investment Strategies of the Fund” in the “More Information about the Funds” section for Columbia VP — Emerging Markets Opportunity Fund is hereby deleted and replaced with the following information:

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in emerging market countries. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in derivatives, including futures, forwards, options and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may attempt to hedge the effects of currency value fluctuations on the Fund’s investments.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Fund may invest in securities that Columbia Management Investment Advisers, LLC (the Investment Manager) believes are undervalued, represent growth opportunities, or both. The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio.

The information under the caption “Principal Risks of Investing in the Fund” in the “Summary of Columbia VP — Emerging Markets Opportunity Fund” section is hereby revised to delete Sector Risk and to include the following:

Derivatives Risk — Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts whereby the Fund may agree to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts may, however, fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk — Futures Contracts. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk — Options. The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price. If the Fund sells a call option on an underlying asset that the Fund owns (a “covered call”) and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price. Options may be traded on a securities exchange or over-the-counter. These transactions involve risk, including correlation risk, counterparty risk, hedging risk and leverage risk.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Supplement dated June 15, 2012 to the Prospectus dated May 1, 2012
Columbia Variable Portfolio — Balanced Fund (the Fund)

Effective on or about June 30, 2012, the following changes are hereby made to the Fund’s prospectus:

The information under the caption “Principal Investment Strategies of the Fund” in the “Summary of Columbia VP — Balanced Fund” section is hereby superseded and replaced with the following information:

Under normal circumstances, the Fund invests in a mix of equity and debt securities. Columbia Management Investment Advisers, LLC (the Investment Manager) allocates the Fund’s assets among equity and debt securities (which includes cash and cash equivalents) based on the Investment Manager’s assessment of the relative risks and returns of each asset class. The Fund will generally invest between 35% and 65% of net assets in each asset class, and in any event will invest at least 25% and no more than 75% of its net assets in each asset class under normal market conditions.

With respect to its equity securities investments, which may include among other types of equity securities, common stocks, preferred stocks and securities convertible into common or preferred stocks, the Fund invests primarily in equity securities of large-capitalization companies. With respect to its debt securities investments, the Fund invests primarily in securities that, at the time of purchase, are rated investment grade or are unrated but determined by the Investment Manager to be of comparable quality. These securities include debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, mortgage- and other asset-backed securities, and other intermediate- to long-term debt securities. The Fund may invest up to 10% of total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Investment Manager to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Foreign securities include equity and fixed-income securities of foreign issuers.

The Fund may invest in derivatives such as futures (including treasury futures) and forward contracts, including, but not limited to TBA (To Be Announced) mortgage-backed securities. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.

Columbia Variable Portfolio - Diversified Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	cfst1_SupplementTextBlock
Supplement dated June 15, 2012 to the Prospectus and Statement of Additional Information dated May 1, 2012
Columbia Variable Portfolio — Diversified Equity Income Fund (the Fund)

Effective on or about June 29, 2012, the name of the Fund is changed to Columbia Variable Portfolio —Dividend Opportunity Fund. Accordingly, all references in the Fund’s prospectus and Statement of Additional Information to “Columbia Variable Portfolio — Diversified Equity Income Fund” and “Columbia VP — Diversified Equity Income Fund” are hereby replaced with “Columbia Variable Portfolio — Dividend Opportunity Fund” and “Columbia VP — Dividend Opportunity Fund,” respectively. In addition, the following changes are hereby made to the Fund’s prospectus:

The information under the caption “Principal Investment Strategies of the Fund” in the “Summary of Columbia VP — Diversified Equity Income Fund” section is hereby deleted and replaced with the following information:

The Fund’s assets are primarily invested in equity securities. Under normal market conditions, the Fund will invest at least 80% of its net assets (including the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The selection of dividend paying stocks is the primary decision in building the investment portfolio. The Fund can invest in companies of any size. The Fund can invest in any economic sector and, at times, it may emphasize one or more particular sectors. The Fund may invest up to 25% of its net assets in foreign investments. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The information under the caption“Principal Risks of Investing in the Fund” in the “Summary of Columbia VP — Diversified Equity Income Fund” section is hereby revised to delete Value Securities Risk and to include the following:

Changing Distribution Levels Risk. The amount of the distributions paid by the Fund will vary and generally depends on the amount of interest and/or dividends received by the Fund on the securities it holds. The Fund may not be able to pay distributions or may have to reduce its distribution level if the interest and/or dividends the Fund receives from its investments decline.

Preferred Stock Risk. Preferred stock is a type of stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include Issuer Risk and Market Risk.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Small- and Mid-Cap Company Risk. Investments in small- and mid-capitalization (small- and mid-cap) companies often involve greater risks than investments in larger, more established companies because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger-cap companies.

Columbia Variable Portfolio - Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	cfst1_SupplementTextBlock

Supplement dated June 15, 2012 to the Prospectus and Statement of Additional Information dated May 1, 2012
Columbia Variable Portfolio — Dynamic Equity Fund (the Fund)

Effective on or about August 28, 2012, the name of the Fund is changed to Columbia Variable Portfolio — Large Core Quantitative Fund. Accordingly, all references in the Fund’s prospectus and Statement of Additional Information to “Columbia Variable Portfolio — Dynamic Equity Fund” and “Columbia VP — Dynamic Equity Fund” are hereby replaced with “Columbia Variable Portfolio — Large Core Quantitative Fund” and “Columbia VP — Large Core Quantitative Fund,” respectively. In addition, the following changes are hereby made to the Fund’s prospectus:

The information under the caption “Principal Investment Strategies of the Fund” in the “Summary of Columbia VP — Dynamic Equity Fund” section is hereby deleted and replaced with the following information:

Under normal market conditions, at least 80% of the Fund’s net assets (including the amount of any borrowings for investment purposes) are invested in equity securities of companies with market capitalizations greater than $5 billion at the time of purchase or that are within the market capitalization range of companies in the S&P 500 Index (the Index) at the time of purchase. These equity securities generally include common stocks. The market capitalization range and composition of the Index are subject to change. As they do, the size of the companies in which the Fund invests may change. As long as an investment continues to meet the Fund’s other investment criteria, the Fund may choose to continue to hold a stock even if the company’s market capitalization falls below the market capitalization of the smallest company held within the Index. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager) uses quantitative analysis to evaluate the relative attractiveness of potential investments by considering a variety of factors which may include, among others, valuation, quality and momentum.

The Fund’s investment strategy may involve frequent trading of portfolio securities. This may cause the Fund to incur higher transaction costs, which may increase the Fund’s expenses and adversely affect the Fund’s performance.

The Fund may invest in derivatives, such as futures contracts, for investment purposes, for risk management (hedging) purposes and to increase investment flexibility.

The information under the caption “Principal Risks of Investing in the Fund” in the “Summary of Columbia VP — Dynamic Equity Fund” section is hereby revised to delete Small- and Mid-Cap Company Risk and to include the following:

Portfolio Turnover Risk. The portfolio managers may actively and frequently trade securities or other instruments in the Fund’s portfolio to carry out its investment strategies. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses.

Columbia Variable Portfolio - Emerging Markets Opportunity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	cfst1_SupplementTextBlock

Supplement dated June 15, 2012 to the Prospectus and Statement of Additional Information dated May 1, 2012
Columbia Variable Portfolio – Emerging Markets Opportunity Fund (the Fund)

Effective on or about August 28, 2012, the name of the Fund is changed to Columbia Variable Portfolio — Emerging Markets Fund. Accordingly, all references in the Fund’s prospectus and Statement of Additional information to “Columbia Variable Portfolio — Emerging Markets Opportunity Fund” or “Columbia VP — Emerging Markets Opportunity Fund” are hereby replaced with “Columbia Variable Portfolio — Emerging Markets Fund” and “Columbia VP — Emerging Markets Fund,” respectively. In addition, all of the following changes are hereby made to the Fund’s prospectus effective as if such date:

The information under the caption “Principal Investment Strategies of the Fund” in the “More Information about the Funds” section for Columbia VP — Emerging Markets Opportunity Fund is hereby deleted and replaced with the following information:

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities (including, but not limited to, common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located in emerging market countries. Emerging market countries include those countries whose economies are considered to be developing or emerging from underdevelopment. The Fund may invest in a variety of countries, industries and sectors and does not attempt to invest a specific percentage of its assets in any given country, industry or sector. The Fund may invest in companies that have market capitalizations of any size. The Fund will provide shareholders with at least 60 days’ written notice of any change in the 80% policy.

The Fund may invest in derivatives, including futures, forwards, options and other derivative instruments. The Fund may invest in derivatives for both hedging and non-hedging purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset. The Fund may attempt to hedge the effects of currency value fluctuations on the Fund’s investments.

The Fund may invest in special situations such as companies involved in initial public offerings, tender offers, mergers and other corporate restructurings, and in companies involved in management changes or companies developing new technologies.

The Fund may invest in securities that Columbia Management Investment Advisers, LLC (the Investment Manager) believes are undervalued, represent growth opportunities, or both. The Investment Manager combines fundamental and quantitative analysis with risk management in identifying investment opportunities and constructing the Fund’s portfolio.

The information under the caption “Principal Risks of Investing in the Fund” in the “Summary of Columbia VP — Emerging Markets Opportunity Fund” section is hereby revised to delete Sector Risk and to include the following:

Derivatives Risk — Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts, which are types of derivative contracts whereby the Fund may agree to buy or sell a country’s currency at a specific price on a specific date, usually 30, 60, or 90 days in the future for a specific exchange rate on a given date. These contracts may, however, fall in value due to foreign market downswings or foreign currency value fluctuations. The Fund may enter into forward foreign currency contracts for investment purposes, for risk management (hedging) purposes, and to increase flexibility. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk — Futures Contracts. The liquidity of the futures markets depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. The Fund’s investment or hedging strategies may be unable to achieve their objectives.

Derivatives Risk — Options. The Fund may buy and sell call and put options, including options on currencies, interest rates and swap agreements (commonly referred to as swaptions), for investment purposes, for risk management (hedging) purposes, and to increase investment flexibility. If the Fund sells a put option, there is a risk that the Fund may be required to buy the underlying asset at a disadvantageous price. If the Fund sells a call option, there is a risk that the Fund may be required to sell the underlying asset at a disadvantageous price. If the Fund sells a call option on an underlying asset that the Fund owns (a “covered call”) and the underlying asset has increased in value when the call option is exercised, the Fund will be required to sell the underlying asset at the call price and will not be able to realize any of the underlying asset’s value above the call price. Options may be traded on a securities exchange or over-the-counter. These transactions involve risk, including correlation risk, counterparty risk, hedging risk and leverage risk.

Foreign Currency Risk. The Fund’s exposure to foreign currencies subjects the Fund to constantly changing exchange rates and the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being sold forward. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. As a result, the Fund’s exposure to foreign currencies may reduce the returns of the Fund. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars.

Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may be more sensitive to adverse economic or other circumstances or changes in current or expected earnings than the market values of other types of securities. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time.

Quantitative Model Risk. Securities or other instruments selected using quantitative methods may perform differently from the market as a whole for many reasons, including the factors used in building the quantitative analytical framework, the weights placed on each factor, and changing sources of market returns, among others. There can be no assurance that these methodologies will enable the Fund to achieve its objective.

Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may present special risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.

Value Securities Risk. Value securities involve the risk that they may never reach what the portfolio managers believe is their full market value either because the market fails to recognize the stock’s intrinsic worth or the portfolio managers misgauged that worth. They also may decline in price, even though in theory they are already undervalued. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the Fund’s performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Columbia Variable Portfolio - Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	cfst1_SupplementTextBlock
Supplement dated June 15, 2012 to the Prospectus dated May 1, 2012
Columbia Variable Portfolio — Balanced Fund (the Fund)

Effective on or about June 30, 2012, the following changes are hereby made to the Fund’s prospectus:

The information under the caption “Principal Investment Strategies of the Fund” in the “Summary of Columbia VP — Balanced Fund” section is hereby superseded and replaced with the following information:

Under normal circumstances, the Fund invests in a mix of equity and debt securities. Columbia Management Investment Advisers, LLC (the Investment Manager) allocates the Fund’s assets among equity and debt securities (which includes cash and cash equivalents) based on the Investment Manager’s assessment of the relative risks and returns of each asset class. The Fund will generally invest between 35% and 65% of net assets in each asset class, and in any event will invest at least 25% and no more than 75% of its net assets in each asset class under normal market conditions.

With respect to its equity securities investments, which may include among other types of equity securities, common stocks, preferred stocks and securities convertible into common or preferred stocks, the Fund invests primarily in equity securities of large-capitalization companies. With respect to its debt securities investments, the Fund invests primarily in securities that, at the time of purchase, are rated investment grade or are unrated but determined by the Investment Manager to be of comparable quality. These securities include debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, mortgage- and other asset-backed securities, and other intermediate- to long-term debt securities. The Fund may invest up to 10% of total assets in securities that, at the time of purchase, are rated below investment grade or are unrated but determined by the Investment Manager to be of comparable quality, which are commonly referred to as “junk bonds.” The Fund may also invest up to 20% of its net assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company and evidence ownership of underlying securities issued by foreign companies. Foreign securities include equity and fixed-income securities of foreign issuers.

The Fund may invest in derivatives such as futures (including treasury futures) and forward contracts, including, but not limited to TBA (To Be Announced) mortgage-backed securities. The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, and to increase flexibility.